STOCK-BASED COMPENSATION - Changes in Outstanding Stock Options (Details) $ / shares in Units, shares in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Jun. 30, 2020 stockOption $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares
Shares
Balance at beginning of period (shares) | shares	15,451	4,887	4,887
Exercised (shares) | shares	(7,955)	(380)
Forfeited (shares) | shares	(67)	(10)
Expired (shares) | shares	(4)
Balance at end of period (shares) | shares	7,425	15,451	7,425
Options exercisable (shares) | shares	5,411		5,411
Weighted Average Exercise Price
Balance at beginning of period (USD per share) | $ / shares	$ 19.52	$ 64.63	$ 64.63
Exercised (USD per share) | $ / shares	19.53	51.73
Forfeited (USD per share) | $ / shares	22.43	65.22
Expired (USD per share) | $ / shares	14.79
Balance at end of period (USD per share) | $ / shares	19.48	$ 19.52	19.48
Options exercisable (USD per share) | $ / shares	$ 19.03		$ 19.03
Weighted Average Remaining Contractual Term (In Years)
Weighted average contractual term at period end (in years)			5 years 8 months 12 days
Options exercisable (in years)			5 years 4 months 24 days
Aggregate Intrinsic Value
Aggregate intrinsic value of options outstanding | $	$ 977,957		$ 977,957
Aggregate intrinsic value of options exercisable | $	$ 715,083		$ 715,083
IAC/InterActiveCorp
Aggregate Intrinsic Value
Number of stock options issued upon Separation per former stock option exchanged | stockOption		1
Match Group
Aggregate Intrinsic Value
Number of stock options issued upon Separation per former stock option exchanged | stockOption		2.1584
Pre-Separation
Shares
Balance at beginning of period (shares) | shares	4,497
Balance at end of period (shares) | shares		4,497
Weighted Average Exercise Price
Balance at beginning of period (USD per share) | $ / shares	$ 65.72
Balance at end of period (USD per share) | $ / shares		$ 65.72
Post-Separation
Shares
Balance at beginning of period (shares) | shares	9,707
Balance at end of period (shares) | shares		9,707
Weighted Average Exercise Price
Balance at beginning of period (USD per share) | $ / shares	$ 21.14
Balance at end of period (USD per share) | $ / shares		$ 21.14
Adoption of Plans
Shares
Balance at beginning of period (shares) | shares	5,744
Balance at end of period (shares) | shares		5,744
Weighted Average Exercise Price
Balance at beginning of period (USD per share) | $ / shares	$ 16.77
Balance at end of period (USD per share) | $ / shares		$ 16.77